Debt - Schedule of Aggregate Amounts of Payments Due and Reconciliation of Debt Balances, Net of Debt Discount and Debt Issuance Costs (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Nine months ending December 31, 2024	$ 5,250
Year ending December 31, 2025	2,500	$ 8,068
Year ending December 31, 2026	20,528	2,500
Year ending December 31, 2026		24,527
Total debt	28,278	35,095
Less current portion	(5,875)	(8,068)	$ (1,250)
Less unamortized debt discount and debt issuance costs	(4,361)	(5,960)
Add capitalized paid-in-kind interest	638	424
Total long-term debt	$ 18,680	$ 21,491	$ 39,735